Fair Value Measurements - Level 3 Reconciliation of Convertible promissory notes (Details) - USD ($) $ in Thousands		2 Months Ended	7 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2023
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		$ 17,005
Fair value measurement adjustments		(3,255)
Balance (end of period)	$ 17,005	13,750	$ 17,005
Convert Warrants
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		2,996
Fair value measurement adjustments		(2,253)
Balance (end of period)	2,996	743	2,996
PIPE Pre-funded warrants
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		4,442
Fair value measurement adjustments	(2,720)
Balance (end of period)	4,442	1,722	4,442
October 2022 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		8,257	12,561	$ 9,500
Fair value measurement adjustments			(4,304)	3,061
Balance (end of period)	8,257		8,257	12,561
April 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		18,135	14,757
Additions				15,000
Fair value measurement adjustments			3,378	(243)
Balance (end of period)	18,135		18,135	14,757
November 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		9,739	9,112
Additions			3,000	5,000
Fair value measurement adjustments			(2,373)	4,112
Balance (end of period)	9,739		9,739	$ 9,112
February 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		6,744
Additions			7,000
Fair value measurement adjustments			(256)
Balance (end of period)	6,744		6,744
May 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		3,685
Additions			3,000
Fair value measurement adjustments			685
Balance (end of period)	3,685		3,685
June 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		3,077
Additions			2,500
Fair value measurement adjustments			577
Balance (end of period)	3,077		3,077
July 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)		$ 1,233
Additions			1,000
Fair value measurement adjustments			233
Balance (end of period)	$ 1,233		$ 1,233